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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ] Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAB Capital Management, L.P.
Address: 767 Fifth Avenue, 44th Floor
         New York, NY 10153

Form 13F File Number: 028-11911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Brian Jackelow
Title:   Chief Financial Officer
Phone:   212-457-8010

Signature, Place, and Date of Signing:

/s/ Brian Jackelow    New York, NY     February 14, 2012
-------------------   --------------   ------------------
   (Signature)        (City, State)         (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: 523,489 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number  Name
--- --------------------  ----
1   028-06341             SAB Capital Advisors, L.L.C.


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                          FORM 13F INFORMATION TABLE

COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5           COLUMN 6  COLUMN 7       COLUMN 8
--------               --------- --------- -------- ------------------------- ---------- -------- ---------------------
                                                                                                    VOTING AUTHORITY
                       TITLE OF             VALUE    SHRS OR                  INVESTMENT  OTHER   ---------------------
NAME OF ISSUER          CLASS     CUSIP    (X1000)   PRN AMT  SH/PRN PUT/CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------         --------- --------- -------- --------- ------ -------- ---------- -------- --------- ------ ----
AMERICAN CAP MTG INVT
 CORP                     COM    02504A104   3,247    172,513   SH             DEFINED      1       172,513    0     0
AMERICAN CAPITAL
 AGENCY CORP              COM    02503X105  76,933  2,739,797   SH             DEFINED      1     2,739,797    0     0
ANN INC                   COM    035623107  82,258  3,319,532   SH             DEFINED      1     3,319,532    0     0
CORN PRODS INTL INC       COM    219023108  33,195    631,204   SH             DEFINED      1       631,204    0     0
GOOGLE INC               CL A    38259P508  77,443    119,900   SH             DEFINED      1       119,900    0     0
INTERPUBLIC GROUP COS
 INC                      COM    460690100  59,876  6,153,723   SH             DEFINED      1     6,153,723    0     0
INVESCO MORTGAGE
 CAPITAL INC              COM    46131B100  70,591  5,024,262   SH             DEFINED      1     5,024,262    0     0
KKR & CO L P DEL       COM UNITS 48248M102   1,640      4,000   SH     CALL    DEFINED      1            --   --    --
KKR & CO L P DEL       COM UNITS 48248M102  27,237  2,122,892   SH             DEFINED      1     2,122,892    0     0
MFA FINANCIAL INC         COM    55272X102  30,785  4,581,100   SH             DEFINED      1     4,581,100    0     0
OCH ZIFF CAP MGMT
 GROUP                   CL A    67551U105   4,325    514,268   SH             DEFINED      1       514,268    0     0
PFSWEB INC              COM NEW  717098206     257     78,084   SH             DEFINED      1        78,084    0     0
SEALED AIR CORP NEW       COM    81211K100  45,057  2,618,087   SH             DEFINED      1     2,618,087    0     0
TWO HBRS INVT CORP        COM    90187B101  10,645  1,152,054   SH             DEFINED      1     1,152,054    0     0